PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$2,998	$2,283
Office furniture and equipment	420	327
Leasehold improvements	393	358

	3,811	2,968

Accumulated depreciation	3,431	2,763

Property and equipment, net	$380	$205

As for charges on the Company's property and equipment, see Note 10b.